BANK BORROWINGS (Details 4) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Future principal payments under long-term borrowings
2016	$ 20,622,456
2017	103,266,422
2018	47,827,221
2019	47,936,485
2020	70,789,694
Thereafter	252,162,618
Total	$ 542,604,896	$ 104,799,019